RISK MANAGEMENT (Details 15) - COP ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		$ 199,665,846		$ 181,147,247
Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	[1]	16,837,677		13,900,216
Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		14,860,621		11,705,563
Debt securities [member] | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		14,859,423		11,705,563
Trading equity securities [member] | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		1,520,313	[2]	1,414,824
Derivatives [member] | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	[3],[4]	457,940		779,829
North America [Member] | Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		710,592		344,173
North America [Member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		8,658		0
North America [Member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	[4]	130,303		294,317
Latam [Member] | Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		12,643,832		11,352,383
Latam [Member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		1,494,750		1,407,845
Latam [Member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	[4]	294,237		369,401
Europe [Member] | Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		0		9,007
Europe [Member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		0		6,979
Europe [Member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	[4]	33,400		55,572
Others [Member] | Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		1,504,999		0
Others [Member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		16,905		0
Others [Member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	[4]	0		60,539
Corporate Sector [Member] | Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		3,020,087		2,148,173
Corporate Sector [Member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		1,340,844		1,193,132
Corporate Sector [Member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	[4]	95,138		187,171
Financial Sector [Member] | Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		1,054,303		979,201
Financial Sector [Member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		91,904		186,123
Financial Sector [Member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	[4]	317,232		545,990
Funds and ETF Sector [Member] | Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		0		0
Funds and ETF Sector [Member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		87,565		35,569
Funds and ETF Sector [Member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	[4]	45,570		46,668
Government Sectors [Member] | Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		10,785,033		8,578,189
Government Sectors [Member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk		0		0
Government Sectors [Member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	[4]	$ 0		$ 0

[1]	Collateral Held (-) and Collateral Pledged (+).
[2]	Includes investments classified as “assets held for sale”. See Note 12 Assets held for sale and inventories, net.
[3]	Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied * Debt Securities Book value 100% * Equity Instruments: - Shares:100% - Investment funds: Book value 100%
[4]	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive. Therefore, the value described here differs from the book value.